Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Basis of presentation and description of business:

(a)     Basis of presentation and description of business: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the accounts of Tsakos Energy Navigation Limited (the “Holding Company”), and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”). As at December 31, 2018 and 2017, the Holding Company consolidated one variable interest entity (“VIE”) for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both.

All intercompany balances and transactions have been eliminated upon consolidation.

The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income,” which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. The Company presents Other Comprehensive Income in a separate statement.

The Company owns and operates a fleet of crude oil and product carriers including two vessels chartered-in and two LNG carriers providing worldwide marine transportation services under long, medium or short-term charters.

New revenue recognition guidance

On January 1, 2018, the Company adopted ASC 606 – Revenue from Contracts with Customers, using the modified retrospective method only to contracts that were not completed at January 1, 2018. The prior period comparative information has not been restated and continues to be reported under the accounting guidance in effect for those periods. Its adoption mainly changed the method of recognizing revenue over time for voyage charters from the discharge-to-discharge method to the loading-to-discharge method. Under the loading-to-discharge method the commencement date of each voyage charter shall be deemed to be upon the loading of the current cargo, decreasing the period of time for recognizing revenue for voyages. The effect of the adoption of the new accounting standard resulted in a cumulative adjustment of $1,311 in the opening balance of the retained earnings for the fiscal year 2018, as a result of the change in the recognition method of revenues related to voyage charters and their fulfillment costs.

Had ASC 606 not been adopted, (i) voyage revenues would have been $531,256 for the year ended December 31, 2018, (ii) voyage expenses would not have been materially different for the year ended December 31, 2018, (iii) trade accounts receivables would have been $36,728 as of December 31, 2018, (iv) accrued liabilities would not have been materially different as of December 31, 2018 and (v) no capitalized voyage expenses would have been recognized as of December 31, 2018. Had ASC 606 not been adopted, our total equity would have been $1,509,338 and our net loss would have been $97,953, respectively, for the year ended December 31, 2018, or $(1.12) basic and diluted loss per share (Note 1(n)).

Statement of Cash Flows:

(b)    Statement of Cash Flows: In November 2016, the FASB issued ASU No. 2016-18—Statement of Cash Flows (Topic 230) - Restricted Cash, which requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.  On January 1, 2018, the Company adopted the aforementioned ASU. The only effect of the adoption of ASU No. 2016-18 was to remove from the financing activities section of the statement of cash flows and the beginning period and ending period cash balances to include restricted cash. The comparative period of the statement of cash flow has been retrospectively adjusted to reflect the adoption of ASU No. 2016-18.

Use of Estimates:

(c)     Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and expenses, reported in the consolidated financial statements and the accompanying notes. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Other Comprehensive Income:

(d)     Other Comprehensive Income: The statement of other comprehensive (loss) income, presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. Reclassification adjustments are presented out of accumulated other comprehensive (loss) income on the face of the statement in which the components of other comprehensive (loss) income are presented or in the notes to the financial statements. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate and consecutive statements.

Foreign Currency Translation:

(e)     Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets in which the U.S. Dollar is utilized to transact most business. The accounting books of the Company are also maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are reflected within Operating expenses in the accompanying Consolidated Statements of Comprehensive (Loss) Income.

Cash, Cash Equivalents and Restricted Cash:

(f)     Cash, Cash Equivalents and Restricted Cash: The Company classifies highly liquid investments such as time deposits and certificates of deposit and their equivalents with original maturities of three months or less as cash and cash equivalents. Cash deposits with certain banks that may only be used for special purposes (including loan repayments) are classified as Restricted cash.

Accounts Receivable, Net:

(g)     Accounts Receivable, Net: Accounts receivable, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage billings and revenue earned but not yet billed, net of an allowance for doubtful accounts (nil as of December 31, 2018 and 2017). Accounts receivable are recorded when the right to consideration becomes unconditional.  The Company’s management at each balance sheet date reviews all outstanding invoices and provides allowances for receivables deemed uncollectible primarily based on the aging of such balances and any amounts in dispute.

Inventories:

(h)     Inventories: Inventories consist of bunkers, lubricants, victualling and stores and are stated at the lower of cost or net realizable value. The cost is determined primarily by the first-in, first-out method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.  When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs.

Fixed Assets:

(i)     Fixed Assets: Fixed assets consist of vessels. Vessels are stated at cost, less accumulated depreciation. The cost of vessels includes the contract price and pre-delivery costs incurred during the construction and delivery of newbuildings, including capitalized interest, and expenses incurred upon acquisition of second-hand vessels. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise they are charged to expense as incurred. Expenditures for routine repairs and maintenance are expensed as incurred.

Depreciation is provided on the straight-line method based on the estimated remaining economic useful lives of the vessels, less an estimated residual value based on a scrap price.

Impairment of Vessels:

(j)     Impairment of Vessels: The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount. Net operating cash flows are determined by applying various assumptions regarding the use or probability of sale of each vessel, future revenues net of commissions, operating expenses, scheduled dry-dockings, expected off-hire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. Should the carrying value of the vessel exceed its estimated future undiscounted net operating cash flows, impairment is measured based on the excess of the carrying amount over the fair market value of the asset. The Company determines the fair value of its vessels based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations. The review of the carrying amounts in connection with the estimated recoverable amount for certain of the Company’s vessels and an advance for a vessel under construction, as of December 31, 2018 and 2017, indicated an impairment charge of $65,965 and $8,922, respectively (Note 4). No impairment charge was indicated as of December 31, 2016.

Reporting Assets held for sale:

(k)     Reporting Assets held for sale: It is the Company’s policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. Long-lived assets are classified as held for sale when all applicable criteria enumerated under ASC 360 “Property, Plant, and Equipment” are met and are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. At December 31, 2018, there were no vessels held for sale. At December 31, 2017, the Company considered that the VLCC Millennium met the criteria to be classified as held for sale.

Accounting for Special Survey and Dry-docking Costs:

(l)     Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for dry-docking and special survey costs whereby actual costs incurred are reported in Deferred Charges and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due (approximately every five years during the first fifteen years of vessels’ life and every two and a half years within the remaining useful life of the vessels). Costs relating to routine repairs and maintenance are expensed as incurred. The unamortized portion of special survey and dry-docking costs for a vessel that is sold is included as part of the carrying amount of the vessel in determining the gain or loss on sale of the vessel.

Loan Costs:

(m)     Loan Costs: Costs incurred for obtaining new loans or refinancing existing loans are capitalized and included in deferred charges and amortized over the term of the respective loan, using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced as debt extinguishments is expensed in the period the repayment or extinguishment is made. Deferred financing costs, net of accumulated amortization, is presented as a reduction of long-term debt (Note 6)

Revenue from Contracts with Customers:

(n)     Revenue from Contracts with Customers: ASC 606 outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers. The core principle of the guidance in Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in each contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in each contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Incremental costs of obtaining a contract with a customer and contract’s fulfillment costs should be capitalized and amortized over the voyage period, if certain criteria are met – for incremental costs if only they are chargeable to the customer and for contract’s fulfillment costs if each of the following criteria are met: (i) they relate directly to the contract, (ii) they generate or enhance entity’s resources that shall be used in performance obligation satisfaction and (iii) are expected to be recovered.

Further, in case of incremental costs, entities may elect, in accordance with the practical expedient of ASC 340 “Other assets and deferred costs”, not to capitalize them in cases of amortization period (voyage period) less than one year.

Accounting for Revenue and Expenses: Voyage revenues are generated from voyage charter agreements and contracts of affreightment, time or bareboat charter agreements (including profit sharing clauses).

Voyage charters and contracts of affreightment: Charters where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate per ton, regardless of time to complete. Contracts of affreightment are contracts for multiple voyage charter employments. The Company has determined that under voyage charters, the charterer has no right to control any part of the use of the vessel. Thus, the Company’s voyage charters do not contain lease and are accounted for in accordance with ASC 606. More precisely, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. Thus, revenues from voyage charters on the spot market or under contract of affreightment are recognized ratably from commencement of cargo loading to completion of discharge of the current cargo. Voyage charter payments are due upon discharge of the cargo. Revenues from voyage charters and contracts of affreightment amounted to $184,779 and $196,590 for the years ended December 31, 2018 and 2017, respectively.

Demurrage revenue, which is included in voyage revenues, represents charterers’ reimbursement for any potential delays exceeding the allowed lay time as per charter party agreement and is recognized as the performance obligation is satisfied.

The Company has decided to apply the optional exemption not to disclose the value of the undelivered performance obligations for contracts with an original expected length of one year or less.

Time and bareboat charters: Here a contract exists and the vessel is delivered (commencement date) to the charterer, for a fixed period of time, at rates that are generally determined in the main body of charter parties and the relevant voyage expenses burden the charterer (i.e. port dues, canal tolls, pilotages and fuel consumption). The charterer has the right, upon delivery of the vessel, to control the use of the vessel as it has the enforceable right to: (i) decide the (re)delivery time of the vessel; (ii) arrange the ports from which the vessel shall pass; (iii) give directions to the master of the vessel regarding vessel's operations (i.e. speed, route, bunkers purchases, etc.); (iv) sub-charter the vessel and (v) consume any income deriving from the vessel's charter. Thus, time and bareboat charter agreements are accounted for as operating leases, ratably on a straight line over the duration of the charter basis in accordance with ASC 840. Any off-hires are recognized as incurred.

Profit sharing contracts are accounted for as variable consideration and included in the transaction price to the extent that variable amounts earned beyond an agreed fixed minimum hire are determinable at the reporting date and when there is no uncertainty associated with the variable consideration. Profit-sharing revenues are calculated at an agreed percentage of the excess of the charter’s average daily income over an agreed amount.

Revenue from time charter hire arrangements with an escalation clause is recognized on a straight-line basis over the charter term unless another systematic and rational basis is more representative of the time pattern in which the vessel is employed. The charterer may charter the vessel with or without owner's crew and other operating services (time and bareboat charter, respectively). Revenues from time charter hire arrangements amounted to $345,100 and $332,592 for the years ended December 31, 2018 and 2017 respectively.

Voyage related and vessel operating costs: Voyage expenses primarily consist of commissions (i.e. brokerage and address), port charges, canal dues and bunker (fuel) costs relating to spot charters or contract of affreightment. These voyage expenses are borne by the Company unless the vessel is on time-charter, in which case they are borne by the charterer. All voyage expenses are expensed as incurred, apart from bunker expenses which consist part of the contract fulfillment costs and are recognized as a deferred contract cost and amortized over the voyage period when the relevant criteria under ASC 340-40 are met. Unamortized deferred contract costs are included in the consolidated balance sheet under Capitalized voyage expenses.

Commissions are expensed as incurred. Vessel operating costs include crew costs, insurances, repairs and maintenance, spares, stores, lubricants, quality and safety costs and other expenses such as tonnage tax, registration fees and communication costs, as well as foreign currency gains or losses. All vessel operating expenses are expensed as incurred. Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses and risk of operation. Upon adoption of ASC 842, the Company made an accounting policy election to not recognize contract fulfillment costs for time charters under ASC 340-40.

Unearned revenue: Unearned revenue represents cash received prior to the year-end for which related service has not been provided, primarily relating to charter hire paid in advance to be earned over the applicable charter period.

Customers’ concentration: Voyage revenues for 2018, 2017 and 2016 included revenues derived from significant charterers as follows (in percentages of total voyage revenues):

Charterer	2018	2017	2016
A	15%	14%	13%
B	10%	11%	13%
C	10%	10%	9%

Segment Reporting:

(o)     Segment Reporting: The Company does not evaluate the operating results by type of vessel or by type of charter or by type of cargo. Although operating results may be identified by type of vessel, management, including the chief operating decision maker, reviews operating results primarily by revenue per day and operating results of the fleet. The Company operates two liquefied natural gas (LNG) carriers which meet the quantitative thresholds used to determine reportable segments. The chief operating decision maker does not review the operating results of these vessels separately or make any decisions about resources to be allocated to these vessels or assess their performance separately; therefore, the LNG carriers do not constitute a separate reportable segment. The Company’s vessels operate on many trade routes throughout the world and, therefore, the provision of geographic information is considered impracticable by management. For the above reasons, the Company has determined that it operates in one reportable segment, the worldwide maritime transportation of liquid energy related products.

Derivative Financial Instruments:

(p)     Derivative Financial Instruments: The Company regularly enters into interest rate swap contracts to manage its exposure to fluctuations of interest rates associated with its specific borrowings. Also, the Company enters into bunker swap contracts and put or call options to manage its exposure to fluctuations of bunker prices associated with the consumption of bunkers by its vessels. Interest rate and bunker price differentials paid or received under the swap agreements are recognized as part of Interest and finance costs, net. On the inception of a put or call option on bunkers an asset or liability is recognized. The subsequent changes in its fair value and realized payments or receipts upon exercise of the options are recognized in the Statement of Comprehensive (Loss) Income as part of the interest and finance costs, net. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company evaluates the derivative as an accounting hedge of the variability of cash flow to be paid of a forecasted transaction (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in other comprehensive (loss) income until earnings are affected by the forecasted transaction. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes occur. Realized gains or losses on early termination of undesignated derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges of the variable cash flows of a forecasted transaction to a specific forecasted transaction. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively. In accordance with ASC 815 “Derivatives and Hedging,” the Company may prospectively discontinue the hedge accounting for an existing hedge if the applicable criteria are no longer met, the derivative instrument expires, is sold, terminated or exercised or if the Company removes the designation of the respective cash flow hedge. In those circumstances, the net gain or loss remains in accumulated other comprehensive income and is reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings, unless the forecasted transaction is no longer probable in which case the net gain or loss is reclassified into earnings immediately.

Fair Value Measurements:

(q)     Fair Value Measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (Note 14).

Accounting for Leases:

(r)     Accounting for Leases: Leases of assets under which substantially all the risks and rewards of ownership are effectively retained by the lessor are classified as operating leases. Lease payments under an operating lease are recognized as an expense on a straight-line method over the lease term. In December 2017, the Company entered into sale and leaseback transactions for two of its vessels (Note 4). At December 31, 2018, and 2017 such transactions are accounted for as operating leases.

Stock Based Compensation:

(s)     Stock Based Compensation: The Company has a share-based incentive plan that covers directors and officers of the Company and employees of the related companies. No stock has been awarded in 2018. When awards are granted, they are valued at fair value and compensation cost is recognized on a straight-line basis, net of estimated forfeitures, over the requisite service period of each award. The fair value of restricted stock issued to crew members, directors and officers of the Company at the grant date is equal to the closing stock price on that date and is amortized over the applicable vesting period using the straight-line method. The fair value of restricted stock issued to non-employees is equal to the closing stock price at the grant date adjusted by the closing stock price at each reporting date and is amortized over the applicable performance period (Note 8). On January 1, 2017, the Company adopted ASU No. 2016-09, Compensation--Stock Compensation: Improvements to Employee Share-Based Payment Accounting, effective for the fiscal year ending December 31, 2017 and interim periods within this fiscal year. The adoption of this guidance has had no impact on the Company's results of operations, cash flows and net assets for any period.

Business combinations - Definition of a business:

(t)      Business combinations – Definition of a business: In January 2017, the FASB issued ASU No. 2017-01 – Business Combinations (Topic 805) – Clarifying the Definition of a Business which addresses business combination issues with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. ASU 2017-01 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period. The Company adopted the aforementioned ASU with no impact on its consolidated financial statements and notes disclosures.

Going concern:

(u)    Going concern: The Company evaluates whether there is substantial doubt about its ability to continue as a going concern by applying the provisions of ASU No. 2014-15. In more detail, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued. As part of such evaluation, the Company did not identify any conditions that raise substantial doubt about the entity’s ability to continue as a going concern within one year from the date the financial statements are issued. As a result, there was no impact in the Company’s results of operations, financial position, cash flows or disclosures.

Treasury stock:

(v)    Treasury stock: Treasury stock is stock that is repurchased by the issuing entity, reducing the amount of outstanding shares in the open market. When shares are repurchased, they may either be cancelled or held for reissue. If not cancelled, such shares are referred to as treasury stock. Treasury stock is essentially the same as unissued capital and reduces ordinary share capital. The cost of the acquired shares should generally be shown as a deduction from stockholders’ equity. Dividends on such shares held in the entity’s treasury should not be reflected as income and not shown as a reduction in equity. Gains and losses on sales of treasury stock should be accounted for as adjustments to stockholders’ equity and not as part of income. Depending on whether the shares are acquired for reissuance or retirement, treasury stock is accounted for under the cost method or the constructive retirement method. The cost method is also used, when reporting entity management has not made decisions as to whether the reacquired shares will be retired, held indefinitely or reissued. The Company elected for the repurchase of its common shares to be accounted for under the cost method. Under this method, the treasury stock account is charged for the aggregate cost of shares reacquired.

New Accounting Pronouncements - Not Yet Adopted

New Accounting Pronouncements - Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02—Leases (ASC 842), as amended, which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting.

ASC 842 as of January 1, 2019 using the alternative optional transition method along with the package of practical expedients which does not require the Company to reassess: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether initial direct costs for any expired or existing leases would qualify for capitalization under ASC 842. The Company will elect the practical expedient for lessors for presentation purposes, upon adoption of ASC 842-Leases, which allows the Company to account for the lease and non-lease (primarily crew and maintenance services) component of time charter agreements as one, since as the timing and pattern of transfer of the non-lease components and associated lease component are the same, the lease components, if accounted for separately, would be classified as an operating lease, and the predominant component in its time charter agreements is the lease component.

In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to (Topic 842)—Leases: ASU No. 2018-10 affects narrow aspects of the guidance issued in the amendments in Update 2016-02. The amendments in this Update related to transition, do not include amendments from issued ASU, Leases (Topic 842): Targeted Improvements, specific to a new and optional transition method to adopt the new lease requirements in Update 2016-02. That additional transition method will be issued as part of a forthcoming and separate Update that will result in additional amendments to transition paragraphs included in this Update to conform with the additional transition method.

In July 2018, the FASB issued ASU No. 2018-11, Leases (ASC 842) – Targeted Improvements. The amendments in this Update: (i) provide entities with an additional (and optional) transition method to adopt the new lease requirements by allowing entities to initially apply the requirements at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption; and, (ii) provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (ASC 606) and both of the following are met: (a) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same, and (b) the lease component, if accounted for separately, would be classified as an operating lease. If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with ASC 606. Otherwise, the entity should account for the combined component as an operating lease in accordance with ASC 842. Leases between related parties, are classified in accordance with the lease classification criteria applicable to all other leases on the basis of the legally enforceable terms and conditions of the lease.

While the Company is still assessing the impact of the disclosure requirements under ASC 842, the Company, as a lessor, is expecting that the adoption will not have a material effect on its consolidated financial statements. For the sale and leaseback transactions, for which the Company is the lessee, the adoption of ASC 842 is expected to result in the recognition of right-of-use assets and corresponding liabilities of approximately $29 million in the Consolidated Balance Sheets. Refer to Note 4 – Vessels for further information regarding the Company’s sale and leaseback agreements.

In June 2016, the FASB issued ASU No. 2016-13—Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments. ASU No. 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted. Furthermore, in November 2018, the FASB issued ASU 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The amendments clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The effective date and transition requirements for the amendments in this Update are the same as the effective dates and transition requirements in Update 2016-13, as amended by this Update. The Company is currently assessing the impact of the adoption of the new accounting standard on its consolidated financial statements and related disclosures.

In October 2018, the FASB issued ASU No. 2018-17, “Consolidation (Topic 810)—Targeted Improvements to Related Party Guidance for Variable Interest Entities”. The Board is issuing this Update in response to stakeholders’ observations that Topic 810, Consolidation, could be improved in the following areas: i) applying the variable interest entity (VIE) guidance to private companies under common control, ii) considering indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interests. The amendments in this Update improve the accounting for those areas, thereby improving general purpose financial reporting. ASU No. 2018-17 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. All entities are required to apply the amendments in this Update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted.  The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.

In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities (ASU No. 2017-12), which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the financial statements. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. Furthermore, in October 2018, the FASB issued ASU 2018-16, “Derivatives and Hedging (Topic 815)—Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes”, which permits the use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to the UST, the LIBOR swap rate, the OIS rate based on the Fed Funds Effective Rate and the SIFMA Municipal Swap Rate. The amendments in this Update apply to all entities that elect to apply hedge accounting to benchmark interest rate hedges under Topic 815. For entities that have not already adopted Update 2017-12, the amendments in this Update are required to be adopted concurrently with the amendments in Update 2017-12. Early adoption is permitted in any interim period upon issuance of this Update if an entity already has adopted Update 2017-12. The amendments should be adopted on a prospective basis for qualifying new or redesignated hedging relationships entered into on or after the date of adoption. The Company is currently assessing the impact of the adoption of this new accounting guidance will have on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing GAAP to make disclosures about recurring and non-recurring fair value measurements. ASU 2018-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.

In June 2018, the FASB issued ASU No. 2018-07, Improvements to Nonemployee Share-Based Payment Accounting (Topic 718): ASU No. 2018-07 simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. For public business entities, the amendments in ASU No. 2018-07 are effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.